Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net loss	$ (30,833)	$ (22,597)	$ (42,476)	$ (14,630)	$ (15,089)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	24	15	40	70	136
Stock-based compensation expense	873	106	304	134	125
Research and development expense to be settled in stock	5,335	3,421	10,296
Amortization of premium (accretion of discount) on short-term investments, net	80	21	21	303	98
Non-cash interest	199	30	165
Change in fair value of warrant liability and other liability	1,184		264
Milestone payment settled with stock		1,410	1,410
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	1,219	(3,028)	(6,463)	(133)	95
Other long-term assets	35	31	25	(27)
Accounts payable	934	(541)	(301)	(94)	(1,121)
Accrued expenses	(1,456)	1,507	819	1,491	(922)
Net cash used in operating activities	(22,406)	(19,625)	(35,896)	(12,986)	(18,293)
Investing activities
Purchases of property and equipment		(3)	(176)	(14)	(32)
Proceeds from sale of equipment	45			149
Purchases of marketable securities	(17,722)	(899)	(32,479)	(24,120)	(36,035)
Sales and maturities of marketable securities	22,185	8,850	8,855	39,655	53,690
Net cash (used in) provided by investing activities	4,508	7,948	(23,800)	15,670	17,623
Financing activities
Proceeds from the exercise of stock options	258	152	204
Net proceeds from the issuance of preferred stock		20,452	62,116
Proceeds on note payable, net	12,469	5,883	12,500
Deferred financing costs		(56)	(56)
Payments on note payable	(1,125)		(156)		(8)
Net cash provided by (used in) financing activities	11,602	26,431	74,242	2	(8)
Net increase (decrease) in cash and cash equivalents	(6,296)	14,754	14,546	2,686	(678)
Cash and cash equivalents at beginning of year	25,128	10,582	10,582	7,896	8,574
Cash and cash equivalents at end of year	18,832	25,336	25,128	10,582	7,896
Supplemental disclosures
Cash paid for interest	721		358
Non cash financing activities
Fair value of preferred stock issued in the recapitalization, net of issuance costs		85,879	85,879
Accretion of dividends on preferred stock	6,810	5,595	10,933	10,651	9,850
Fair value of warrants issued	$ 379	$ 217	$ 463